The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Multi-Manager Alternative Strategies Fund, Multi-Manager Directional Alternative Strategies Fund, Multi-Manager Growth Strategies Fund, Multi-Manager Small Cap Equity Strategies Fund, Multi-Manager Total Return Bond Strategies Fund and Multi-Manager Value Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 1, 2017 (Accession No. 0001193125-17-328484), which is incorporated herein by reference.